UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2013

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):

[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281

Signature, 		Place, 			and Date of Signing:
Melissa S. Sohn   Beverly Hills, California	May 14, 2013

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: Not Applicable.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  73

Form 13F Information Table Value Total:  $105,013

List of Other Included Managers: Not Applicable.

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
Form 13F INFORMATION TABLE
				     	     VALUE     QUANTITY  SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER		CLASS	CUSIP	   (x$1,000)   OF SHARES PRN	CALL	DSCRN	MGR	AUT

3M Co.			COM	88579Y101	2,084	19,600	SH	NA	SOLE	NA	SOLE
AZZ Incorporated	COM	002474104	2	50	SH	NA	SOLE	NA	SOLE
Accenture Corp.		COM	G1151C101	232	3,060	SH	NA	SOLE	NA	SOLE
Advent Software Inc	COM	007974108	2	86	SH	NA	SOLE	NA	SOLE
Altera Corp.		COM	021441100	85	2,400	SH	NA	SOLE	NA	SOLE
Amazon.Com, Inc.	COM	023135106	3,891	14,600	SH	NA	SOLE	NA	SOLE
Amgen Inc.		COM	031162100	1,986	19,370	SH	NA	SOLE	NA	SOLE
Anadarko		COM	032511107	2,879	32,920	SH	NA	SOLE	NA	SOLE
Analog Devices		COM	032654105	170	3,650	SH	NA	SOLE	NA	SOLE
Ansys Inc.		COM	03662Q105	234	2,880	SH	NA	SOLE	NA	SOLE
Apple Inc.		COM	037833100	2,581	5,830	SH	NA	SOLE	NA	SOLE
Autodesk, Inc.		COM	052769106	4,051	98,200	SH	NA	SOLE	NA	SOLE
B & G Foods Inc.	COM	05508R106	2	66	SH	NA	SOLE	NA	SOLE
BMC Software		COM	055921100	152	3,290	SH	NA	SOLE	NA	SOLE
Badger Meter Inc.	COM	056525108	2	42	SH	NA	SOLE	NA	SOLE
Balchem Corp.		COM	057665200	2	54	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109	3,376	35,310	SH	NA	SOLE	NA	SOLE
Bio Reference Labs	COM	09057G602	2	73	SH	NA	SOLE	NA	SOLE
Boston Beer Co Inc.	COM	100557107	3	17	SH	NA	SOLE	NA	SOLE
Caterpillar Inc.	COM	134429109	2,994	34,430	SH	NA	SOLE	NA	SOLE
Celgene			COM	151020104	3,104	26,780	SH	NA	SOLE	NA	SOLE
Cisco Systems		COM	149123101	2,442	116,860	SH	NA	SOLE	NA	SOLE
Clarcor			COM	179895107	2,497	47,671	SH	NA	SOLE	NA	SOLE
Cognizant Technology 	COM	189054109	188	2,460	SH	NA	SOLE	NA	SOLE
Costco Cos. Inc Com	COM	192446102	3,924	36,980	SH	NA	SOLE	NA	SOLE
Deere & Co.		COM	231021106	2,923	34,000	SH	NA	SOLE	NA	SOLE
Donaldson Co. Inc.	COM	244199105	2,987	82,550	SH	NA	SOLE	NA	SOLE
Dorman Products Inc.	COM	258278100	2	56	SH	NA	SOLE	NA	SOLE
EBAY, Inc.		COM	278642103	2,979	54,950	SH	NA	SOLE	NA	SOLE
EBIX Inc.		COM	278715206	2	114	SH	NA	SOLE	NA	SOLE
EMC Corp.		COM	257651109	2,854	119,470	SH	NA	SOLE	NA	SOLE
Ecolab Inc.		COM	278865100	3,528	44,000	SH	NA	SOLE	NA	SOLE
Elizabeth Arden		COM	28660G106	2	41	SH	NA	SOLE	NA	SOLE
Exponent Inc.		COM	30214U102	2	36	SH	NA	SOLE	NA	SOLE
FactSet Research Sys.	COM	268648102	165	1,780	SH	NA	SOLE	NA	SOLE
Fastenal Co.		COM	303075105	4,233	82,470	SH	NA	SOLE	NA	SOLE
Fiserv Inc.		COM	337738108	245	2,790	SH	NA	SOLE	NA	SOLE
Google, Inc.		COM	38259P508	4,261	5,365	SH	NA	SOLE	NA	SOLE
ICU Medical Inc.	COM	44930G107	2	33	SH	NA	SOLE	NA	SOLE
Int'l Business Machines	COM	459200101	2,532	11,870	SH	NA	SOLE	NA	SOLE
Intel Corp.		COM	458140100	74	3,370	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103	3,306	50,350	SH	NA	SOLE	NA	SOLE
J2 Global Inc.		COM	48123V102	3	64	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104	3,774	46,290	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104	2,817	44,000	SH	NA	SOLE	NA	SOLE
Lilly (Eli)		COM	532457108	3,363	59,220	SH	NA	SOLE	NA	SOLE
Linear Technology	COM	535678106	101	2,640	SH	NA	SOLE	NA	SOLE
Lumber Liquidators 	COM	55003T107	3	36	SH	NA	SOLE	NA	SOLE
Madden Steven Ltd.	COM	556269108	2	43	SH	NA	SOLE	NA	SOLE
McCormick & Co, Inc.	COM	579780206	3,701	50,320	SH	NA	SOLE	NA	SOLE
Medtronic Inc.		COM	585055106	2,360	50,260	SH	NA	SOLE	NA	SOLE
Meridian Bioscience 	COM	589584101	2	96	SH	NA	SOLE	NA	SOLE
Microsoft Corp.		COM	594918104	144	5,020	SH	NA	SOLE	NA	SOLE
Middleby Corp.		COM	596278101	2	15	SH	NA	SOLE	NA	SOLE
Netapp Inc.		COM	64120L104	101	2,970	SH	NA	SOLE	NA	SOLE
Netscout Systems Inc.	COM	64115T104	2	76	SH	NA	SOLE	NA	SOLE
Oracle			COM	68389X105	127	3,920	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.		COM	713448108	2,934	37,090	SH	NA	SOLE	NA	SOLE
Qualcomm Inc. COM	COM	747525103	159	2,380	SH	NA	SOLE	NA	SOLE
Stryker Corp.		COM	863667101	2,032	31,140	SH	NA	SOLE	NA	SOLE
Sturm Ruger & Co Inc.	COM	864159108	2	33	SH	NA	SOLE	NA	SOLE
Team Incorporated	COM	878155100	2	54	SH	NA	SOLE	NA	SOLE
Texas Instruments	COM	882508104	76	2,140	SH	NA	SOLE	NA	SOLE
Toro Company		COM	891092108	2	43	SH	NA	SOLE	NA	SOLE
Unifirst Corp.		COM	904708104	2	27	SH	NA	SOLE	NA	SOLE
Union Pacific		COM	907818108	3,782	26,560	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106	2,823	32,860	SH	NA	SOLE	NA	SOLE
V.F. Corporation	COM	918204108	1,684	10,040	SH	NA	SOLE	NA	SOLE
Varian Medical Systems	COM	92220P105	159	2,210	SH	NA	SOLE	NA	SOLE
Visa Inc.		COM	92826C839	5,876	34,600	SH	NA	SOLE	NA	SOLE
Wells Fargo		COM	949746101	1,989	53,770	SH	NA	SOLE	NA	SOLE
Wolverine World Wide	COM	978097103	2	44	SH	NA	SOLE	NA	SOLE
World Acceptance 	COM	981419104	2	26	SH	NA	SOLE	NA	SOLE

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